THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB STRATEGIC TRUST
LAUDUS TRUST
(all series)
Supplement dated January 3, 2022, to all currently effective Statements of Additional Information (each an SAI and collectively, the SAIs) for each series of the aforementioned Trusts.

This supplement provides new and additional information beyond that contained in the
SAIs and should be read in conjunction with the SAIs.
Effective December 31, 2021, John F. Cogan has retired from the Board of Trustees of the Trusts. Additionally, effective January 1, 2022, Omar Aguilar became Chief Executive Officer of Charles Schwab Investment Management, Inc. As such, the following changes are made to each SAI.
1.
Revised Board of Trustees and Officers Table

a.
The Independent Trustees table under the “Management of the Funds” section in each SAI is revised to remove all references to John F. Cogan.

b.
The Officers table under the “Management of the Funds” section in each SAI is revised to update Omar Aguilar’s information as follows.

Name, Year of Birth, and Position(s) with the Trust (Term of Office and Length of Time Served)	Principal Occupations During the Past Five Years
Officers
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present) and Chief Investment Officer (Apr. 2011 – present), Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.

2.
Revised Individual Trustee Qualifications

Under the “Individual Trustee Qualifications” header in the “Management of the Funds” section in each SAI all references to John F. Cogan are removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG117017-00 (01/22)
00270426